FIRST FOCUS FUNDS, INC.

Supplement dated May 11, 2010
to the Prospectus dated August 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Directors and Shareholders of First Focus Funds, Inc. (each series of which is a “Fund” and together, the “Funds”) have approved changes to the advisory and administrative structure of the Funds, the composition of the Board of Directors of the Funds, as well as the portfolio management team of the First Focus Growth Opportunities Fund and the First Focus Balanced Fund at meetings of the Board of Directors held on February 24, 2010, March 29, 2010, and April 16, 2010 and a special meeting of the Shareholders held on May 3, 2010.  Your Prospectus is hereby amended as follows:

First Focus Funds Adviser Changes

On page 11, under the heading “Performance History,” the following replaces the third sentence of the last paragraph:

Tributary Capital Management, LLC, a subsidiary of First National Bank of Omaha, currently manages the Fund.

On pages 40 and 41, please delete the section entitled “Investment Advisers” and replace it with the following:

The Funds are advised by Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National of Nebraska, Inc. (“FNNI”), a Nebraska corporation with total assets of about $19 billion as of December 31, 2009.  FNNI offers clients a full range of financial services and has 70 years of experience in trust and investment management.  Tributary is a registered investment adviser under the Investment Advisers Act of 1940 and is headquartered at 1620 Dodge Street, Stop 1075, Omaha, Nebraska 68197.

Investment Sub-Adviser Addition

On page 41, please add the following as the first paragraph in the section entitled “Investment Sub-Advisers”:

First National Fund Advisers (“FNFA”), a division of First National Bank in Fort Collins, Colorado (“FNBFC”), located at 205 West Oak Street, Fort Collins, CO 80521, serves as the investment sub-adviser to the First Focus Balanced Fund.  FNFA is a registered investment adviser under the Investment Advisers Act of 1940 and only provides investment advisory services to the First Focus Balanced Fund.

Responsibilities

On page 41, please delete the paragraph under the section entitled “Responsibilities” and replace it with the following:

Tributary supervises and administers the Funds’ respective investment programs.  Supervised by the Board of Directors and following each Fund’s investment objectives and restrictions, Tributary (or, as to the International Equity Fund, Balanced Fund and Large Cap Growth Fund, the sub-adviser):

•	manages a Fund’s investments;

•	makes buy/sell decisions and places the orders; and

•	keeps records of purchases and sales.

Portfolio Management Team

On pages 41 and 42 under the heading “Core Equity Fund and Small Company Fund,” please delete references to “FNB” and replace them with “Tributary.”

On page 41, please rename the heading entitled “Portfolio Management Team – FNB” to “Portfolio Management Team.”  Additionally, please delete the paragraph in that section and replace it with the following:

The following people are primarily responsible for day-to-day management of the Funds.  Additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund managed by that portfolio manager is available in the SAI.

On pages 43 and 44, please delete the headings entitled “Portfolio Management Team – Tributary” and “Balanced Fund and Growth Opportunities Fund” and replace them with the following sections:

Growth Opportunities Fund

•
David C. Jordan, CFA, Senior Portfolio Manager.  David develops and implements investment strategy and policy for Tributary Capital Management.  David has been managing institutional and individual investment portfolios for over 21 years.  Before joining Tributary’s staff he managed investments at the predecessors to Bank One Investment Advisors, Key Trust of the Northwest and Wells Fargo Denver.  He has a bachelor’s degree in Finance from the Business School at the University of Colorado.  He holds the Chartered Financial Analyst designation and is a member of the Chartered Financial Analyst Institute, as well as the Denver Society of Security Analysts.

•
Charles Lauber, CFA, Portfolio Manager.  Charles joined the Tributary Capital Management team in 2006 and has 14 years of industry experience.  Formerly, he worked as an Investment Manager for Koesten Hirschmann & Crabtree, Inc. in the Kansas City area.  The majority of his industry experience has centered around small and mid cap equity analysis.  Charles earned his Masters in Business Administration degree from the McCombs School of Business at the University of Texas.  In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute.

2

Balanced Fund (sub-advised by FNFA)

•
Kurt Spieler, CFA, Managing Director.  Kurt brings over 20 years of investment experience to his role as Managing Director of Investments at First National Bank in Fort Collins. Kurt has over twenty-two years of experience in fixed income, and international and U.S. equities.  Previously, he was Head of International Equities for the Principal Financial Group as well as president of his own asset management firm.  Kurt earned his Bachelor of Business Administration in Accounting degree from Iowa State University and Master of Business Administration from Drake University.  He achieved the designation of Chartered Financial Analyst in 1994 and is a member of the CFA Society of Colorado.

•
John Harris, CFA, Senior Portfolio Manager.  John joined First National Bank in Fort Collins as a Senior Equity Analyst in 2007 and was promoted to the Senior Portfolio Manager position for First National Bank in Fort Collins in 2008.   He has sixteen years of investment experience, including fixed income and all equity investment styles and sizes.  Previously, John worked for American Equity Life Insurance Company as an investment analyst and Principal Global Investors as an equity analyst.  He earned his Bachelor of Arts degree in economics and history as well as his Master of Business Administration degree from the University of Wisconsin.  John is a CFA charterholder.

Fees

All fees will remain the same, however they will all be paid directly to Tributary, the new adviser to all eight of the Funds.  In the Fees section on page 44, remove all reference to FNB and replace them with Tributary.

Co-Administrators

On page 44, please delete the second paragraph in the section entitled “Co-Administrators” and replace it with the following:

Tributary also serves as Co-Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services.

Please retain this supplement for future reference.

3

FIRST FOCUS FUNDS, INC.

Supplement dated May 11, 2010
to the Statement of Additional Information dated August 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The Board of Directors and Shareholders of First Focus Funds, Inc. (each series of which is a “Fund” and together, the “Funds”) have approved changes to the advisory and administrative structure of the Funds, the composition of the Board of Directors of the Funds, as well as the portfolio management team of the First Focus Growth Opportunities Fund and the First Focus Balanced Fund at meetings of the Board of Directors held on February 24, 2010, March 29, 2010, and April 16, 2010 and a special meeting of the Shareholders of the Funds held on May 3, 2010.  Your Statement of Additional Information is hereby amended as follows:

On page 21, please add the following row under the heading “Independent Directors” to the first table under the section entitled “Directors and Officers.”

John J. McCartney 1620 Dodge Street Omaha, NE 68102 Age: 66	Director	Indefinite; Since 2010.	Retired. Executive Vice President and Chief Financial Officer, Zurich Insurance Group North America (August 2002 to June 2007); President and Chief Executive Officer, Empire Fire and Marine Insurance Companies (October 2993 to August 2002).	8	None

On page 22, please replace the table under the section entitled “Fair Value Committee” with the following:

	Mr. Summers	Mr. Parker	Mr. Reed	Mr. McCartney
Short-Intermediate Fund	None	None	None	None
Income Fund	None	None	None	None
Balanced Fund	None	None	None	None
Core Equity Fund	None	None	None	None
Growth Opportunities Fund	None	None	None	None
Small Company Fund	None	None	None	None
International Equity Fund	$1-$10,000	None	None	None
Large Cap Fund	None	None	None	None
All Funds in the Aggregate	None	None	None	None

On page 23, please add the following footnote to the first table on the page, which discloses director compensation.

*   John J. McCartney was not elected as a Director until May 3, 2010.

On pages 23 and 24, please delete the first eight paragraphs under the section entitled “Investment Advisers and Sub-Advisers” and replace it with the information below.  The fees paid to each adviser or sub-adviser are unchanged.

Tributary provides investment advisory services to the Funds pursuant to the investment advisory agreement dated May 3, 2010 (the “Master Advisory Agreement”).  Tributary is a wholly-owned subsidiary of First National Bank (“FNB”), which is a wholly-owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation (“FNNI”), a financial services holding company.

Prior to May 3, 2010, Tributary provided advisory services to the Growth Opportunities Fund and Balanced Fund pursuant to an advisory agreement dated February 14, 2005.  Investment advisory services were provided to the Short-Intermediate Fund, Income Fund, Core Equity Fund, Small Company Fund, International Fund and Large Cap Fund by FNB Fund Advisers (“FNB”), a division of First National, pursuant to the Investment Advisory Agreement dated December 20, 1994 as amended December 5, 1995, June 4, 1996, February 14, 2005 and July 1, 2007 (the “FNB Advisory Agreement”).  First National is a wholly-owned subsidiary of FNNI.  First National provides a full range of financial services to its clients, with more than 75 years of experience in trust and investment management; serves as custodian for certain Funds as more fully discussed under “Custodians” below; and previously served as co-administrator of the Funds as more fully discussed under “Co-Administrators” below.

Under the Master Advisory Agreement, Tributary has agreed to provide investment advisory services as described in the Prospectus of the Funds.  For the services provided and expenses assumed pursuant to the Master Advisory Agreement, the Shares of the Funds, respectively, pay a fee equal to the lesser of (i) a fee computed daily and paid monthly, at the following annual rates of the average daily net assets of that Fund:

Fund	Fee Paid to Tributary
Short-Intermediate Fund	0.50%
Income Fund	0.60%
Balanced Fund	0.75%
Core Equity Fund	0.75%
Growth Opportunities Fund	0.75%
Small Company Fund	0.85%
International Fund	1.00%
Large Cap Fund	0.90%

or, (ii) such other fee as may be agreed upon from time to time in writing by the Company and an Adviser.  Tributary may periodically voluntarily reduce all or a portion of its advisory fees with respect to any Fund, which reduction would increase the net income of that Fund available for distribution as dividends.

Investment sub-advisory services are provided to the Balanced Fund by First National Fund Advisers (“FNFA”) pursuant to the Investment Sub-Advisory Agreement dated May 3, 2010 (the “FNFA Sub-Advisory Agreement”).  FNFA is wholly-owned by First National Bank Fort Collins (“FNFBC”), which in turn is a wholly-owned subsidiary of FNNI.

Under the FNFA Sub-Advisory Agreement, FNFA has agreed to provide investment sub-advisory services for the Balanced Fund as described in the Prospectus.  For the services provided and expenses assumed pursuant to the FNFA Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.375% of the average daily net assets of the Balanced Fund.  The fees paid by Tributary to FNFA are a portion of, and not in addition to, the advisory fees paid by the Balanced Fund to Tributary as described above.

Investment sub-advisory services are provided to the International Fund by KBC Asset Management International Ltd. (“KBCAM”) pursuant to the Investment Sub-Advisory Agreement dated May 3, 2010 (the “KBCAM Sub-Advisory Agreement”).  KBCAM is wholly-owned by KBC Asset Management Limited, an investment management operation, which in turn is a wholly-owned subsidiary of KBC Asset Management N.V., a financial services group, which in turn is a wholly-owned subsidiary of KBC Bank N.V.

Under the KBCAM Sub-Advisory Agreement, KBCAM has agreed to provide investment sub-advisory services for the International Fund as described in the Prospectus.  For the services provided and expenses assumed pursuant to the KBCAM Sub-Advisory Agreement, Tributary pays KBCAM a fee equal to 0.50% of the average daily net assets of the International Fund.  The fees paid by Tributary to KBCAM are a portion of, and not in addition to, the advisory fees paid by the International Fund to Tributary as described above.

Investment sub-advisory services are provided to the Large Cap Fund by Riverbridge Partners, LLC (“Riverbridge,” collectively with KBCAM, FNFA and Tributary, the “Advisers”), pursuant to the Investment Sub-Advisory Agreement between Tributary and Riverbridge dated May 3, 2010 (the “Riverbridge Sub-Advisory Agreement,” collectively with the FNFA Sub-Advisory Agreement, the KBCAM Sub-Advisory Agreement and the Master Advisory Agreement, the “Advisory Agreements”).

Under the Riverbridge Sub-Advisory Agreement, Riverbridge has agreed to provide investment sub-advisory services for the Large Cap Fund as described in the Prospectus.  For the services provided and expenses assumed pursuant to the Riverbridge Sub-Advisory Agreement, Tributary pays Riverbridge a fee computed daily and paid quarterly, at the annual rate of 0.45% of the average daily net assets of the Large Cap Fund.  The fees paid by Tributary to Riverbridge are a portion of, and not in addition to, the advisory fees paid by the Large Cap Fund to Tributary as described above.

On page 28, please delete the first paragraph under the section entitled “Portfolio Managers” and replace it with the following:

Randall Greer, Mark A. Wynegar and Michael L. Johnson of Tributary have responsibility for managing the Small Company Fund; Mr. Greer and Christopher P. Sullivan of Tributary are responsible for managing the Equity Fund; Ron Horner, Travis J. Nordstrom and Mary Anne Mullen of Tributary share responsibility for managing the Short-Intermediate Fund and the Income Fund; Gareth Maher, Tom Mermuys, Ian Madden and James Collery of KBCAM are responsible for managing the International Fund; Kurt Spieler and John Harris of FNFA share responsibility for managing the Balanced Fund; David C. Jordan and Charles Lauber of Tributary share responsibility for managing the Growth Fund; and Mark Thompson, Phil Dobrzynski, Dana Feick, and Rick Moulton, all of Riverbridge, share responsibility for managing the Large Cap Fund.

On page 29, please add the following to the chart under the section entitled “Other Accounts Managed.”

John Harris Registered investment companies Other pooled investment vehicles Other accounts	0 0 94	0 0 $69.1M	0 0 0	0 0 0

On page 30, please rename the heading entitled “Compensation – FNB” to “Compensation – Tributary” and delete references to “FNB” in that section and replace them with “Tributary.”

On page 30, please delete the section entitled “Compensation – Tributary” and replace it with the following:

Compensation—FNFA.  The compensation program is a combination of base salary and a performance bonus.  The percentage of each piece of the compensation program varies by investment professional.  In terms of the base salary and performance bonus, approximately 70% percent of the compensation is salary with the remaining 30% percent based on relative investment performance.  The investment performance portion is based on a rolling one-year (50%) and three-year (50%) relative performance versus the respective peer group.  For the Balanced Fund, the peer group is the Morningstar Moderate Allocation Category.  The performance bonus payout is based on a sliding scale with 0% for average performance and a maximum payout at top twentieth percentile performance.  The compensation program is not based on the value of assets in the Balanced Fund.

On pages 31 and 32, please delete the section entitled “Co-Administrators” and replace it with the following:

Effective May 3, 2010, the Company appointed Tributary (along with JFS, the “Co-Administrators”) to serve as co-administrator to each Fund pursuant to the Co-Administration Agreement between the Company and Tributary dated May 3, 2010 (the “Tributary Co-Administration Agreement”).   Under the Tributary Co-Administration Agreement, Tributary has agreed to assist in the supervision of all aspects of the operations of the Funds except those performed by the Distributor, Transfer Agent, accountant, and Advisers of the Funds; serve as on-site liaison between the Company and the other service providers; furnish statistical and research data; assist in the preparation of compliance filings required under state securities laws; assist in the preparation, mailing, and filing of the Funds’ annual and semi-annual reports to Shareholders; assist in the preparation and distribution of proxy statements and related documents; and provide support for meetings of the Board of Directors of the Company.  As of the date of this supplement, no fees have been paid to Tributary.

Previous to Tributary’s appointment as Co-Administrator, First National served as co-administrator to each Fund pursuant to a Co-Administration Agreement between the Company and First National dated October 1, 2006 (the “First National Co-Administration Agreement”).  Under the First National Co-Administration Agreement, First National assisted in the supervision of all aspects of the operations of the Funds except those performed by the Distributor, Transfer Agent, accountant, and Advisers of the Funds; served as on-site liaison between the Company and the other service providers; furnished statistical and research data; assisted in the preparation of compliance filings required under state securities laws; assisted in the preparation, mailing, and filing of the Funds’ annual and semi-annual reports to Shareholders;

assisted in the preparation and distribution of proxy statements and related documents; and provided support for meetings of the Board of Directors of the Company.

The following table shows the net administration fees paid to First National, and fees waived, during the last three fiscal years:

FEES PAID TO FIRST NATIONAL AS CO-ADMINISTRATOR

	Year Ended March 31, 2007		Year Ended March 31, 2008		Year Ended March 31, 2009
Fund	Net Fees	Fees Waived	Net Fees	Fees Waived	Net Fees	Fees Waived
Short-Intermediate Fund	$ 10,988	-0-	$ 33,075	-0-	$ 33,914	-0-
Income Fund	$ 15,235	-0-	$ 42,350	-0-	$ 37,772	-0-
Balanced Fund	$ 7,706	-0-	$ 23,629	-0-	$ 18,862	-0-
Equity Fund	$ 25,316	-0-	$ 73,206	-0-	$ 58,278	-0-
Growth Fund	$ 16,340	-0-	$ 50,729	-0-	$ 39,454	-0-
Small Company Fund	$ 10,518	-0-	$ 30,413	-0-	$ 26,245	-0-
International Fund	$ 18,495	-0-	$ 68,567	-0-	$ 50,819	-0-
Large Cap Fund*	N/A	N/A	$ 5,914	-0-	$ 17,238	-0-

*           As of March 31, 2007 the Large Cap Fund had not commenced operations.

JFS, located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as co-administrator to each Fund pursuant to the Fund Accounting and Co-Administration Services Agreement between the Company and JFS dated December 18, 2009 (the “JFS Co-Administration Agreement”).  Under the JFS Co-Administration Agreement, JFS provides mutual fund accounting, administrative, recordkeeping, tax-related, certain compliance, and other reporting services for the Funds.  Since the appointment of JFS as Co-Administrator in December 2009, JFS has earned $133,930.06 in fees through March 31, 2010.

Previous to JFS’ appointment as Co-Administrator, Citi Fund Services Ohio, Inc. (“CFSO”), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, served as co-administrator to each Fund pursuant to the Amended and Restated Co-Administration Agreement between CFSO and the Company dated February 13, 2008 and effective as of October 1, 2007 (the “CFSO Co-Administration Agreement”).  Under the CFSO Co-Administration Agreement, CFSO provided office space, facilities, equipment and personnel; prepared and filed the annual update and other amendments to the Company’s registration statement, and supplements to its Prospectus and SAI; prepared and filed timely notices required pursuant to Rule 24f-2 under the 1940 Act and semi-annual reports on Form N-SAR and N-CSR; coordinated and supervised the preparation and filing of tax returns; prepared materials necessary to register the securities of the Funds pursuant to state securities laws; calculated the income and expense accruals of the Funds; calculated daily net asset values and income factors of the Funds; maintained general and auxiliary ledgers; prepared financial statements; coordinated the printing and distribution of prospectuses, supplements, proxy materials and reports to Shareholders; coordinated the solicitation and tabulation of proxies in connection with Shareholder meetings; maintained each Funds’ expense accruals and control disbursements; obtained, maintained and filed the Funds’ fidelity bond required by the 1940 Act; assisted in developing compliance procedures for each Fund, and provided compliance monitoring services incorporating certain of those procedures, including, among other matters, compliance with each Fund’s investment objective, defined investment policies and restrictions, and tax diversification, distribution and income requirements; monitored each Fund’s status as a regulated investment company under Subchapter M of the Code, as amended; and generally assisted in each Fund’s administrative operations.

The following table shows the net administration fees paid to CFSO, and fees waived, during the last three fiscal years:

FEES PAID TO CFSO AS CO-ADMINISTRATOR

	Year Ended March 31, 2007		Year Ended March 31, 2008		Year Ended March 31, 2009
Fund	Net Fees	Fees Waived	Net Fees	Fees Waived	Net Fees	Fees Waived
Short-Intermediate Fund	$ 68,408	-0-	$ 37,800	-0-	$ 38,759	-0-
Income Fund	$ 74,709	-0-	$ 48,400	-0-	$ 43,167	-0-
Balanced Fund	$ 41,334	-0-	$ 27,004	-0-	$ 21,557	-0-
Equity Fund	$ 131,366	-0-	$ 83,664	-0-	$ 66,604	-0-
Growth Fund	$ 89,273	-0-	$ 57,944	-0-	$ 45,091	-0-
Small Company Fund	$ 60,270	-0-	$ 34,758	-0-	$ 29,995	-0-
International Fund	$ 81,208	-0-	$ 78,362	-0-	$ 58,078	-0-
Large Cap Fund *	N/A	N/A	$ 7,113	-0-	$ 19,038	-0-

On page 1 of the “Proxy Voting Policies and Procedures” located in Appendix B, please delete the first sentence of the first paragraph and replace it with the following:

Tributary Capital Management, LLC, First National Fund Advisers, KBC Asset Management International Ltd. and Riverbridge Partners, LLC (collectively, the “Advisers”) hereby adopt the following Proxy Voting Policies and Procedures (the “Policies”), which shall be applicable to all voting securities owned from time to time by the respective portfolios (the “Funds”) of First Focus Funds, Inc. (the “Company”) and such other advisory clients as each Adviser shall determine.

Please retain this supplement for future reference.